Document and Entity Information	Jan. 11, 2022
Document And Entity Information [Line Items]
Entity Address, Country	VA
Amendment Flag	false
Entity Central Index Key	0001839434
Document Type	8-K
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	EJF ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40113
Entity Tax Identification Number	98-1574021
Entity Address, Address Line One	2107 Wilson Boulevard
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22201
City Area Code	(703)
Local Phone Number	879-3292
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	EJFAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares
Trading Symbol	EFJA
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Partof The Units Each Wholewarrant Exercisable For One Class Aordinary Share At An Exercise Priceof 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants included as partof the units, each wholewarrant exercisable for one Class Aordinary share at an exercise priceof $11.50
Trading Symbol	EJFAW
Security Exchange Name	NASDAQ